Revision of Prior Period Financial Statements (Details) - Schedule of Statements of Profit or Loss and Other Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
As Reported [Member]
Schedule of Statements of Profit or Loss and Other Comprehensive Income [Line Items]
Cost of revenue	$ (17,496,915)	$ (15,115,601)
Gross profit	2,525,614	2,345,172
Operating profit	1,186,076	564,544
Finance cost	(285,368)	(169,608)
Profit before tax	900,708	394,936
Income tax (expenses)/benefit	(141,676)	6,754
Profit for the year	759,032	401,690
Total comprehensive income for the year	785,963	391,751
Adjustment [Member]
Schedule of Statements of Profit or Loss and Other Comprehensive Income [Line Items]
Cost of revenue	46,784	(46,784)
Gross profit	46,784	(46,784)
Operating profit	46,784	(46,784)
Finance cost	(44,002)
Profit before tax	2,782	(46,784)
Income tax (expenses)/benefit	(474)	7,954
Profit for the year	2,308	(38,830)
Total comprehensive income for the year	2,308	(38,830)
As Revised [Member]
Schedule of Statements of Profit or Loss and Other Comprehensive Income [Line Items]
Cost of revenue	(17,450,131)	(15,162,385)
Gross profit	2,572,398	2,298,388
Operating profit	1,232,860	517,760
Finance cost	(329,370)	(169,608)
Profit before tax	903,490	348,152
Income tax (expenses)/benefit	(142,150)	14,708
Profit for the year	761,340	362,860
Total comprehensive income for the year	$ 788,271	$ 352,921